SUBSEQUENT EVENTS (Details Narrative)														3 Months Ended	12 Months Ended
	Aug. 12, 2024 USD ($) $ / shares shares	Aug. 07, 2024	Aug. 02, 2024 USD ($)	Aug. 01, 2024 USD ($)	Apr. 12, 2024 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Jul. 05, 2023 USD ($)	May 01, 2023	Sep. 21, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 01, 2022 USD ($)	Oct. 03, 2019	Sep. 19, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Aug. 26, 2024 USD ($)	Aug. 26, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 04, 2024	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)
Subsequent Event [Line Items]
Principal amount															$ 130,800	$ 168,200						$ 71,629
Debt instrument interest rate stated percentage								10.00%															10.00%
Debt instrument strike price															4.99%
Original issue discount															$ 38,854	38,994
Debt instrument debt default interest rate					24.00%
Penalty amount															30,000
Accrued interest															8,700	16,632
Conversion fees															3,832	1,838
Debt instrument unamortized premium															$ 124,629	$ 91,171
Common stock, par value | $ / shares															$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues															$ 23,057	$ 48,469
Reverse stock split									one-for-one thousand (1:1,000)
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage																					8.00%
GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Accrued interest															8,700	2,945
Loan Agreement [Member]
Subsequent Event [Line Items]
Principal amount															$ 79,811					$ 120,000
Debt instrument interest rate stated percentage															12.00%					12.00%
Accrued interest															$ 665
Letter Agreement [Member]
Subsequent Event [Line Items]
Principal amount								$ 153,256															$ 230,000
Maturity date								Jul. 05, 2026
Debt instrument interest rate stated percentage								10.00%															10.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount																65,280
Maturity date													Oct. 03, 2020
Debt instrument unamortized premium															279,711	232,674
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount					$ 27,500	$ 61,000	$ 77,500			$ 71,500	$ 93,000				$ 83,000
Maturity date					Oct. 12, 2024	Apr. 12, 2024	Feb. 23, 2024			Mar. 21, 2023	Apr. 12, 2023
Debt instrument interest rate stated percentage					8.00%	8.00%	8.00%			8.00%	8.00%
Debt instrument strike price										65.00%	65.00%
Original issue discount					$ 2,500	$ 3,500	$ 5,000			$ 4,000	$ 5,000
Conversion price, description					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.0017 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.001 per share in the event that the market price of the Common Stock trades below $0.0014 per share for five consecutive trading days	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.015 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.01 per share in the event that the market price of the Common Stock trades below $0.0075 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.04 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.02 per share in the event that the market price of the Common Stock trades below $0.03 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default			Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share
Debt instrument debt default interest rate															24.00%
Debt instrument increase principal percentage					20.00%
Accrued interest															$ 8,364	$ 4,263
Conversion fees															$ 3,832
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate					110.00%
Penalty amount					$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate					125.00%
Penalty amount					$ 500
Consulting Agreement [Member]
Subsequent Event [Line Items]
Monthly Fee												$ 50,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount														$ 44,925
New issuance, shares | shares														209,219,529
Debt instrument contractual conversion price | $ / shares														$ 0.0003
Accrued interest														$ 7,053
Conversion fees														2,548
Debt instrument unamortized premium														$ 9,337
Reverse stock split		reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio somewhere between one post-split share per ten thousand pre-split shares (1:10,000) and one post-split share per one hundred thousand pre-split shares (1:100,000) (the “Reverse Stock Split”)
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Principal amount																		$ 85,000	$ 150,000
Maturity date				Nov. 01, 2024
Debt instrument loan bears interest rate				12.00%
Debt instrument interest rate stated percentage				18.00%															18.00%
Debt instrument strike price				35.00%
Subsequent Event [Member] | Letter Agreement [Member]
Subsequent Event [Line Items]
Principal amount				$ 97,649													$ 57,638
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount			$ 33,000
Maturity date			Feb. 02, 2025
Debt instrument interest rate stated percentage			8.00%
Original issue discount			$ 3,000
Conversion price, description			The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.0017 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.001 per share in the event that the market price of the Common Stock trades below $0.0014 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.
Debt instrument debt default interest rate			24.00%
Debt instrument increase principal percentage			20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate			110.00%
Penalty amount			$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate			125.00%
Penalty amount			$ 500
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
New issuance, shares | shares	15,000,000
Monthly Fee	$ 7,500
Common stock, par value | $ / shares	$ 0.001
Stock Issued During Period, Value, New Issues	$ 15,000